Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Entity Registrant Name	Weidai Ltd.
Entity Central Index Key	0001734902
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Class A ordinary shares
Entity Common Stock, Shares Outstanding	35,375,777
Class B ordinary shares
Entity Common Stock, Shares Outstanding	35,071,400